Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 831	$ 567
Intangible assets and goodwill	1,057	975
Associates and joint venture	309	131
Deferred tax assets	85	67
Other investments	1,023	765
Loan receivables in the financial services segment	420	105
Deposits, prepayments and other assets	178	119
Non-current assets	3,903	2,729
Current assets
Inventories	87	59
Trade and other receivables	240	206
Loan receivables in the financial services segment	760	431
Deposits, prepayments and other assets	189	241
Other investments	3,371	2,665
Cash and cash equivalents	3,433	2,964
Current assets	8,080	6,566
Total assets	11,983	9,295
Equity
Share capital and share premium	23,861	23,549
Reserves	337	197
Accumulated losses	(17,470)	(17,347)
Equity attributable to owners of the Company	6,728	6,399
Non-controlling interests	29	(48)
Total equity	6,757	6,351
Non-current liabilities
Loans and borrowings	373	241
Provisions	22	20
Other liabilities	169	66
Deferred tax liabilities	35	25
Non-current liabilities	599	352
Current liabilities
Loans and borrowings	1,680	123
Provisions	25	41
Trade payables and other liabilities	1,256	1,169
Deposits from customers in the banking business	1,629	1,225
Current tax liabilities	37	34
Current liabilities	4,627	2,592
Total liabilities	5,226	2,944
Total equity and liabilities	$ 11,983	$ 9,295